Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	13,810.00
Total Offset Amount	13,810.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 134,774,520.00
Final Prospectus	true